Note 16 - Common Stock (Details Textual)		12 Months Ended
	Oct. 10, 2023 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Aug. 22, 2022 USD ($)
Common Stock, Shares Authorized (in shares) | shares		200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Common Stock, Number of Votes		1
Share Repurchase Program, Authorized, Amount					$ 10,000,000
Stock Repurchased and Retired During Period, Shares | shares		0	65,070	129,303
Stock Repurchased and Retired During Period, Value			$ 1,272,627	$ 2,030,570
May 2018 Plan [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares		63,850	60,100	59,100
Common Stock [Member]
Stock Repurchased and Retired During Period, Shares | shares			65,070	129,303
Stock Repurchased and Retired During Period, Value			$ 651	$ 1,293
At-the-market (ATM) [Member] | Common Stock [Member] | Alliance Global Partners (A.G.P.) [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.01
Proceeds from Issuance of Common Stock		$ 0	$ 0	$ 0
At-the-market (ATM) [Member] | Common Stock [Member] | Alliance Global Partners (A.G.P.) [Member] | Maximum [Member]
Sale of Stock, Consideration Received on Transaction	$ 6,680,000